Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment
Property, Plant and Equipment

10. Property, Plant and Equipment

Property, plant and equipment consisted of the following:

				Furniture
				and
				fixtures,
				other
			Plant	equipment
		Leasehold	and	and motor	Construction
	Buildings	improvements	equipment	vehicles	in progress	Total
	(in US$’000)
Cost
As at January 1, 2019	2,272	13,684	3,218	16,643	625	36,442
Additions	—	587	247	3,470	5,329	9,633
Disposals	—	—	—	(812)	—	(812)
Transfers	—	3,103	1,096	755	(4,954)	—
Exchange differences	(60)	(352)	(87)	(485)	(72)	(1,056)
As at December 31, 2019	2,212	17,022	4,474	19,571	928	44,207
Accumulated depreciation
As at January 1, 2019	1,330	6,244	782	11,470	—	19,826
Depreciation	114	2,270	402	2,058	—	4,844
Disposals	—	—	—	(720)	—	(720)
Exchange differences	(38)	(210)	(29)	(321)	—	(598)
As at December 31, 2019	1,406	8,304	1,155	12,487	—	23,352
Net book value
As at December 31, 2019	806	8,718	3,319	7,084	928	20,855

				Furniture
				and
				fixtures,
				other
			Plant	equipment
		Leasehold	and	and motor	Construction
	Buildings	improvements	equipment	vehicles	in progress	Total
	(in US$’000)
Cost
As at January 1, 2018	2,372	9,057	2,568	15,154	2,558	31,709
Additions	—	920	48	1,424	4,110	6,502
Disposals	—	(130)	(2)	(223)	—	(355)
Transfers	—	4,253	742	945	(5,940)	—
Exchange differences	(100)	(416)	(138)	(657)	(103)	(1,414)
As at December 31, 2018	2,272	13,684	3,218	16,643	625	36,442
Accumulated depreciation
As at January 1, 2018	1,141	5,296	499	10,553	—	17,489
Depreciation	120	1,323	316	1,727	—	3,486
Disposals	—	(117)	(2)	(203)	—	(322)
Transfers	127	—	—	(127)	—	—
Exchange differences	(58)	(258)	(31)	(480)	—	(827)
As at December 31, 2018	1,330	6,244	782	11,470	—	19,826
Net book value
As at December 31, 2018	942	7,440	2,436	5,173	625	16,616

Depreciation for the year ended December 31, 2017 was US$2,478,000.